Active Passive Moderate Portfolio Expense Example - Active Passive Moderate Portfolio - Asset Allocation Portolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	$ 672